CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME/(LOSS) (CNY) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues
Solar modules to third parties	4,043,609	3,709,335	2,510,563
Solar cells and other products to third parties	2,105,771	6,151,136	8,023,938
Solar cells and other products to related parties	251,330	71,671	160,413
Engineering, procurement and construction to third parties	135,810	146,444
Solar products processing to third parties	182,545	654,268	1,065,866
Total revenues	6,719,065	10,732,854	11,760,780
Cost of revenues
Solar modules to third parties	(4,029,047)	(3,427,801)	(2,221,536)
Solar cells and other products to third parties	(2,215,681)	(6,170,760)	(6,357,798)
Solar cells and other products to related parties	(261,212)	(71,900)	(127,104)
Engineering, procurement and construction to third parties	(84,726)	(108,351)
Solar products processing to third parties	(182,757)	(492,709)	(507,956)
Total cost of revenues	(6,773,423)	(10,271,521)	(9,214,394)
Gross profit/(loss)	(54,358)	461,333	2,546,386
Selling, general and administrative expenses	(901,645)	(509,832)	(457,815)
Research and development expense	(86,429)	(68,948)	(63,816)
Impairment loss on property, plant and equipment	(397,789)	(303,068)	(47,286)
Total operating expenses	(1,385,863)	(881,848)	(568,917)
Income/(loss) from continuing operations	(1,440,221)	(420,515)	1,977,469
Change in fair value of derivatives	9,334	84,874	74,528
Convertible notes buyback gain/(loss)	(8,466)	4,312
Interest expense	(489,346)	(373,710)	(221,209)
Interest income	36,226	25,868	12,810
Foreign exchange gain/(loss)	(24,519)	(69,027)	(74,429)
Loss for equity investment in a joint venture	(43,501)	(1,800)
Other income, net	398,861	235,723	258,719
Income/(loss) from continuing operations before income taxes	(1,561,632)	(514,275)	2,027,888
Income tax expense	(100,625)	(57,823)	(252,707)
Income/(loss) from continuing operations	(1,662,257)	(572,098)	1,775,181
Loss from discontinued operations, net of tax			(19,830)
Gain from sales of discontinued operations, net of tax		7,753
Net income/(loss)	(1,662,257)	(564,345)	1,755,351
Other comprehensive income/(loss):
Foreign currency translation adjustments, net of tax	218	1,181	3,596
Cash flow hedging income/(loss), net of tax	(11,755)	9,428	2,326
Other comprehensive income/(loss)	(11,537)	10,609	5,922
Comprehensive income/(loss)	(1,673,794)	(553,736)	1,761,273
Net (loss)/income per share from continuing operations:
Basic (in CNY per share)	(8.53)	(3.42)	10.90
Diluted (in CNY per share)	(8.53)	(3.42)	10.72
Net income/(loss) per share from discontinued operations:
Basic (in CNY per share)		0.04	(0.12)
Diluted (in CNY per share)		0.04	(0.12)
Net (loss)/income per share:
Basic (in CNY per share)	(8.53)	(3.38)	10.78
Diluted (in CNY per share)	(8.53)	(3.38)	10.61
Weighted average number of shares outstanding :
Basic (in shares)	194,788,429	167,101,076	162,900,657
Diluted (in shares)	194,788,429	167,101,076	171,116,684
Net (loss)/income per ADS from continuing operations:
Basic (in dollars per share)	(42.67)	(17.12)	54.49
Diluted (in dollars per share)	(42.67)	(17.12)	53.61
Net income/(loss) per ADS from discontinued operations:
Basic (in dollars per share)		0.22	(0.61)
Diluted (in dollars per share)		0.22	(0.58)
Net (loss)/income per ADS:
Basic (in dollars per share)	(42.67)	(16.90)	53.88
Diluted (in dollars per share)	(42.67)	(16.90)	53.03
Weighted average number of ADS:
Basic (in shares)	38,957,685	33,420,215	32,580,131
Diluted (in shares)	38,957,685	33,420,215	34,223,336